TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Operating and capital loss carry forwards	$ 22,353	$ 21,348
Reserves and allowances including lease liability	9,071	3,723
Deferred tax asset net of valuation allowance	31,424	25,071
Valuation allowance	(25,880)	(24,790)	$ (23,601)
Net deferred tax asset	5,544	281
Deferred tax liability including ROU asset	5,027
Net deferred tax asset	$ 517	$ 281